Sources Of Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Patient Service Revenues by Payor
Patient Service Revenue
	2012	2011
Medicare ESRD program	$4,029,773	$3,391,339
Private/alternative payors	3,605,081	3,139,468
Medicaid and other government sources	474,520	429,010
Hospitals	400,791	377,316
Total patient service revenue	$8,510,165	$7,337,133